Trade and other receivables, net (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Trade and other receivables, net [Line Items]
Opening balance	$ (8,963)	$ 4,779
Ending balance	9,361	(8,963)	$ 4,779
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other receivables, net [Line Items]
Opening balance	(1,407)	1,444	1,788
Additions	0	0	88
Deductions	(23)	(37)	(432)
Ending balance	$ 1,384	$ (1,407)	$ 1,444